Fair value measurements and valuation processes	6 Months Ended
Jun. 30, 2024
Disclosure Of Fair Value Measurement [Abstract]
Fair value measurements and valuation processes	Fair value measurements and valuation processes
The Group held certain financial instruments at fair value at 30 June 2024. The definitions and valuation techniques employed for these as at 30 June 2024 are consistent with those used at 31 December 2023 and disclosed in Note 26 on pages 274 to 278 of the Group’s
Annual Report and Accounts and Form 20-F for the year ended 31 December 2023:
–Level 1 financial instruments are traded in an active market and fair value is based on quoted prices at the period end.
–Level 2 financial instruments are not traded in an active market, but the fair values are based on quoted market prices, broker/dealer quotations, or alternative pricing sources with reasonable levels of price transparency. The Group’s level 2 financial instruments include
OTC derivatives.
–The fair values of level 3 financial instruments have been determined using a valuation technique where at least one input (which could have a significant effect on the instrument's valuation) is not based on observable market data. The Group’s level 3 financial instruments primarily consist of an equity investment in an unquoted entity, interest free loans and other treasury products which are valued using the discounted cash flows of estimated future cash flows.
While the carrying values of assets and liabilities at fair value have changed since 31 December 2023, the Group does not consider the movements in value to be significant, and the categorisation of these assets and liabilities in accordance with the disclosure requirements of IFRS 7 Financial Instruments has not materially changed. The values of level 1 assets and level 3 assets are £583 million and £235 million, respectively, at 30 June 2024 (30 June 2023: £361 million and £200 million, respectively), and 31 December 2023:
£527 million and £192 million, respectively).
Level 2 assets and liabilities are shown below.

	As at 30 June		As at 31 December
	2024	2023	2023
	£m	£m	£m
Assets at fair value
Derivatives relating to
– interest rate swaps	5	6	10
– cross-currency swaps	93	234	115
– forward foreign currency contracts	161	305	165
Assets at fair value	259	545	290

Liabilities at fair value
Derivatives relating to
– interest rate swaps	227	398	187
– cross-currency swaps	10	75	13
– forward foreign currency contracts	82	208	195
– embedded derivative relating to associates	17	—	—
Liabilities at fair value	336	681	395
Borrowings are carried at amortised cost. The fair value of borrowings is estimated to be £37,031 million (30 June 2023: £36,945 million;
31 December 2023: £36,000 million). The value of other assets and liabilities held at amortised cost are not materially different from their fair values.